DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Oct. 27, 2013
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
(in thousands)	Location on Consolidated Statements of Financial Position	October 27, 2013	October 28, 2012
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$(25,802)	$7,483
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	(3,783)	–
Total Asset Derivatives		$(29,585)	$7,483

(1) Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

	Gain/(Loss) Recognized in AOCL (Effective Portion)(1) (2)			Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)(1) (2)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(3) (5)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
Cash Flow Hedges:	October 27, 2013	October 28, 2012	Location on Consolidated Statements of Operations	October 27, 2013	October 28, 2012	October 27, 2013	October 28, 2012
Commodity contracts	$(18,329)	$10,261	Cost of products sold	$5,871	$22,319	$(5,272)	$ –

		Gain/(Loss) Recognized in Earnings (Effective Portion)(4)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(3) (6)
		Fiscal Year Ended		Fiscal Year Ended
Fair Value Hedges:	Location on Consolidated Statements of Operations	October 27, 2013	October 28, 2012	October 27, 2013	October 28, 2012
Commodity contracts	Cost of products sold	$6,067	$(10,670)	$3,560	$ 19

		Gain/(Loss) Recognized in Earnings(2)
		Fiscal Year Ended
Derivatives Not Designated as Hedges:	Location on Consolidated Statements of Operations	October 27, 2013	October 28, 2012
Commodity contracts	Cost of products sold	$(2,227)	$46
Foreign exchange contracts	Interest and investment income (loss)	$ 244	$ –

(1)        Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)        During fiscal year 2013, the Company dedesignated and ceased hedge accounting for its corn futures contracts held for its hog operations. At the date of dedesignation of these hedges, losses of $2.0 million (before tax) were deferred in AOCL, with $1.1 million (before tax) remaining as of October 27, 2013. These losses will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of dedesignation have been recognized in earnings as incurred.

(3)        There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal year 2013 includes the mark-to-market impact on certain Jennie-O Turkey Store corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(4)        Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5)        There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(6)        There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 27, 2013	October 28, 2012
Corn	1.7 million bushels	–

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 27, 2013	October 28, 2012
Corn	14.7 million bushels	12.0 million bushels

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 27, 2013	October 28, 2012
Corn	5.8 million bushels	8.0 million bushels
Lean hogs	1.4 million cwt	0.9 million cwt